Stock Warrants (Details Textual) (USD $)	1 Months Ended	3 Months Ended	2 Months Ended			1 Months Ended					12 Months Ended		69 Months Ended
	Jul. 31, 2013 Related Party [Member]	Sep. 30, 2013 Bridge Notes [Member]	Apr. 30, 2013 Private Placement [Member]	Apr. 30, 2013 Minimum [Member] Private Placement [Member]	Apr. 30, 2013 Maximum [Member] Private Placement [Member]	Mar. 31, 2013 Mr Antoline [Member]	Aug. 31, 2013 Summit Resources Inc [Member]	Apr. 30, 2012 West Virginia Jobs Investment Trust Board [Member]	Mar. 31, 2012 West Virginia Jobs Investment Trust Board [Member]	Nov. 30, 2009 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member] Minimum [Member]	Sep. 30, 2013 Common Stock [Member] Maximum [Member]	Mar. 06, 2013 Warrant [Member]
Class of Warrant or Right Term of Warrants or Rights	5 years	5 years	5 years			5 years	5 years	5 years	5 years	5 years		5 years	5 years
Class of Warrant or Right, Outstanding	4,997,399	1,327,125				1,100,000	1,000,000	88,889	72,500	375,000			31,297,239			1,100,000
Ability to Purchase Common Stock			387,720								14,633,319
Share-based Compensation Arrangement by Share-based Payment Award, Warrants Exercised in Period	$ 1.10	$ 1.10		$ 1.10	$ 2.20	$ 1.10	$ 1.10	$ 2.25	$ 2.25	$ 2.00		$ 2.00		$ 1.10	$ 2.25